Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, Amortized cost	$ 1,387	$ 3,848
Available-for-sale, Fair value	1,456	3,912
Held-to-maturity, Amortized cost	2,460	5,449
Held-to-maturity, Fair value	$ 2,623	$ 5,552